INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
U.S. federal tax benefit at statutory rate	$ (2,320,057)	$ (6,819,615)
State income tax benefit, net of federal benefit	(218,196)	(641,368)
Stock compensation	79,090	171,269
Other nondeductible, including IPR and D expense	0	5,032,981
Change in state tax rate	116,392	1,768,013
Federal and state net operating loss adjustments	423,066	745,439
Other, including effect of tax rate brackets	8,850	(73)
Change in realizability of IPR and D	0	229,750
Change in valuation allowance	1,910,855	(486,396)
Income-tax expense (benefit)	$ 0	$ 0